Business	12 Months Ended
Dec. 31, 2024
Business
Business

1. Business

Description of the Business

We are a biopharmaceutical company focused on the development, manufacture, and commercialization of products that address unmet patient needs, with current focus directed towards rare cardiopulmonary diseases such as pulmonary arterial hypertension (“PAH”) and pulmonary hypertension associated with interstitial lung disease (“PH-ILD”). We operate through our wholly owned operating subsidiaries, Liquidia Technologies, Inc. (“Liquidia Technologies”) and Liquidia PAH, LLC (“Liquidia PAH”), formerly known as RareGen, LLC (“RareGen”).

We currently generate revenue pursuant to a promotion agreement between Liquidia PAH and Sandoz Inc. (“Sandoz”), dated as of August 1, 2018, as amended (the “Promotion Agreement”), sharing profit derived from the sale of Sandoz’s substitutable generic treprostinil injection (“Treprostinil Injection”) in the United States. Liquidia PAH has the exclusive rights to conduct commercial activities to encourage the appropriate use of Treprostinil Injection. We employ a targeted sales force calling on physicians and hospital pharmacies involved in the treatment of PAH and PH-ILD in the United States, as well as key stakeholders involved in the distribution and reimbursement of medicines to treat these patients. We established our commercial presence in the field to support Treprostinil Injection and have since expanded our presence to support the potential launch of YUTREPIA (treprostinil) inhalation powder (“YUTREPIA”), further validating our reputation as a company committed to supporting PAH and PH-ILD patients.

We conduct research, development and manufacturing of novel products by applying our subject matter expertise in cardiopulmonary diseases and our proprietary PRINT® technology, a particle engineering platform, to enable precise production of uniform drug particles designed to improve the safety, efficacy and performance of a wide range of therapies. Through development of our own products and research with third parties, we have experience applying PRINT across multiple routes of administration and drug payloads including inhaled therapies, vaccines, biologics, nucleic acids and ophthalmic implants, among others.

Our lead product candidate is YUTREPIA for the treatment of PAH and PH-ILD. YUTREPIA is an inhaled dry powder formulation of treprostinil designed with PRINT to improve the therapeutic profile of treprostinil by enhancing deep lung delivery while using a convenient, low effort dry-powder inhaler (“DPI”) and by achieving higher dose levels than the labeled doses of current inhaled therapies. On August 16, 2024, the United States Food and Drug Administration (the “FDA”) (i) granted tentative approval for our New Drug Application (“NDA”) for YUTREPIA for the treatment of PAH and PH-ILD and (ii) simultaneously determined that Tyvaso DPI, approved on May 23, 2022, qualifies for a three-year New Clinical Investigation exclusivity for the chronic use of dry powder formulations of treprostinil for the approved indications. As a result, final approval of YUTREPIA for PAH and PH-ILD is delayed until after expiry of the three-year regulatory exclusivity for Tyvaso DPI on May 23, 2025.

We are also developing L606, an investigational, liposomal formulation of treprostinil administered twice-daily with a short-duration next-generation nebulizer, which we licensed from Pharmosa Biopharm Inc. (“Pharmosa”). L606 is currently being evaluated in an open-label study in the United States for treatment of PAH and PH-ILD with a planned pivotal study for the treatment of PH-ILD.

Risks and Uncertainties

We are subject to risks and uncertainties common to companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on third parties and key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations.

The current global macro-economic environment is volatile, which may result in supply chain constraints and elevated rates of inflation. In addition, we operate in a dynamic and highly competitive industry and believe that changes in any of the following areas could have a material adverse effect on our future financial position, results of operations, or cash flows: the ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval, market acceptance and third-party payor coverage for our products; development of sales channels; certain strategic relationships; litigation or claims against us, including claims related to intellectual property, product, regulatory, or other matters; and our ability to attract and retain employees necessary to support our growth.

Product candidates we develop require approval from the FDA and/or other international regulatory agencies prior to commercial sales. There can be no assurance that our product candidates will receive the necessary approvals or, if we do, the indications for which our products will be approved. If we are denied approval, approval is delayed, approval is for less than all of the indications we are seeking, or we are unable to maintain approval, it could have a material adverse impact on our business, financial position and results of operations.

We rely on single source manufacturers and suppliers for the supply of our product candidates, adding to the manufacturing risks we face. In the event of any failure by a supplier, we could be left without backup facilities. Any disruption from these manufacturers or suppliers could have a negative impact on our business, financial position and results of operations.

Liquidity and Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), we have evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about our ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. We have financed our growth and operations through a combination of funds generated from revenues, the issuance of convertible preferred stock and common stock, bank borrowings, bank borrowings with warrants, the issuance of convertible notes and warrants, and other long-term debt. Since inception, we have incurred recurring operating losses, including net losses of $128.3 million and $78.5 million for the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, we had an accumulated deficit of $557.4 million.

We expect to incur significant expenses, operating losses, and negative cash flows from operations for the foreseeable future as we advance our product candidates through clinical trials, seek regulatory approval of such product candidates and pursue commercialization of any approved product candidates. These efforts require significant amounts of capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if our development efforts are successful, it is uncertain when, if ever, we will realize significant revenue from product sales. Additionally, the revenue interest financing agreement with HealthCare Royalty Partners IV, L.P. (“HCR”) dated January 9, 2023, as amended (the “HCR Agreement”) contains fixed quarterly payments and minimum cash covenants that require us to maintain cash and cash equivalents in an amount at least equal to $15.0 million for the remainder of the payment term, which is expected to conclude in 2031.

Our future funding requirements will be heavily determined by the timing of the potential commercialization of YUTREPIA and the resources needed to support development of our product candidates. Based on current operating plans and excluding any external financing, we will not have sufficient cash and cash equivalents to fund operating expenses and capital requirements and to meet our minimum cash covenants beyond one year from the issuance of these consolidated financial statements, and therefore, we have concluded that there is substantial doubt about its ability to continue as a going concern. Accordingly, we will require additional funding over the next twelve months to continue our operations and maintain compliance with debt covenants, and could be required to delay, reduce, or eliminate research and development programs, product portfolio expansion, or commercialization efforts, which could adversely affect our business prospects, or potentially force us to cease operations.